ORGANIZATION AND BASIS OF PRESENTATION (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Current	¥ 807,903		¥ 547,002		$ 124,172
Variable Interest Entity, Consolidated, Assets, Noncurrent	273,729		242,773		42,071
Total asset	1,081,632		789,775		166,243
Variable Interest Entity, Consolidated, Liabilities, Current	965,620		709,453		148,413
Variable Interest Entity, Consolidated, Liabilities, Noncurrent	2,682		4,271		412
Total liabilities	968,302		713,724		148,825
Revenues	912,166	$ 140,197	673,264	¥ 503,256
Net (loss)/income	24,771	3,807	(24,532)	(51,138)
Net cash provided by operating activities	263,813	40,547	49,586	99,499
Net cash used in investing activities	(46,630)	$ (7,167)	(26,792)	¥ (34,116)
Cash and cash equivalents
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Current	654,777		437,594		100,637
Restricted cash
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Current	10,441		5,609		1,605
Inventories
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Current	1,952		1,605		300
Accounts receivable, net
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Current	1,364		0		210
Prepayments and other current assets
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Current	32,621		38,297		5,014
Amounts due from the Group's subsidiaries
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Current	106,748		63,897		16,406
Property and equipment, net
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Noncurrent	92,803		67,601		14,264
Intangible assets, net
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Noncurrent	1,060		1,740		163
Goodwill
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Noncurrent	145,781		145,781		22,406
Deferred tax assets
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Noncurrent	2,404		4,087		369
Other non current assets
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Noncurrent	31,681		23,564		4,869
Accounts payable
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Liabilities, Current	3,168		1,484		487
Accrued expenses and other liabilities
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Liabilities, Current	100,156		76,418		15,394
Deferred revenue and customer advances
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Liabilities, Current	776,052		581,215		119,277
Income taxes payable
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Liabilities, Current	18,254		1,329		2,806
Amounts due to the Group's subsidiaries
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Liabilities, Current	67,990		49,007		10,449
Deferred tax liabilities
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Liabilities, Noncurrent	0		2,527		0
Other non current liabilities
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Liabilities, Noncurrent	¥ 2,682		¥ 1,744		$ 412